Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic and Diluted [Abstract]
Net income/(loss)	$ 174,348	$ (12,905)	$ 16,038
Less preferred dividend attributable to preferred shareholders	11,064	11,500	11,498
Less Mezzanine equity measurement	(271)	908	199
Net income/(loss) available to common shareholders	$ 163,555	$ (25,313)	$ 4,341
Weighted average number of shares, basic (in shares)	113,716,354	102,617,944	101,686,312
Weighted average number of shares, diluted (in shares)	113,716,354	102,617,944	101,686,312
Earnings/(loss) per share in U.S. Dollars, basic (in USD per share)	$ 1.44	$ (0.25)	$ 0.04
Earnings/(loss) per share in U.S. Dollars, diluted (in USD per share)	$ 1.44	$ (0.25)	$ 0.04